Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of Right of Use Asset And Lease Liability
	2023	2022

Right of use asset to depreciate
Beginning balance	€191,966	€255,954
Additions	857,560	-
Disposals	(159,972)	-
Depreciation	(102,286)	(63,988)
Ending balance	€787,268	€191,966

Non-current lease liability
Beginning balance	€133,705	€257,335
Additions	857,560	-
Disposals	(102,473)	-
Payments related to liability	(89,163)	(60,603)
Current lease liability	(159,184)	(63,027)
Ending balance	€640,445	€133,705

Schedule of Compensable Losses

The Company has compensable losses from the following years:

	Offsettable		Offsettable
	losses as of	Addition in	losses as of
	January 1, 2023	2023	December 31, 2023
	€	€	€

2016	8,971	-	8,971
2017	113,373	-	113,373
2018	138,599	-	138,599
2019	173,454	-	173,454
2020	402,425	-	402,425
2022	390,292	-	390,292
2023	-	2,118,774	2,118,774
	1,227,114	2,118,774	3,345,888